Related Party Transactions - Summary of unused Commitments To Related Parties (Details) ₩ in Millions, RM in Millions, $ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)
Balhae Infrastructure Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	₩ 6,154			₩ 6,433
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	565			564
Key management
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won	2,018			1,760
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won	20,000			20,000
Unused lines Of Credit for credit Card	93			98
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Loss Absorption Priority	10,000			14,980
SY Auto Capital Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	98			90
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won				388
Unused lines Of Credit for credit Card	82			73
KB No.17 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card				441
KB No.18 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	15			15
KB No.19 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	1			0
CellinCells Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	18			0
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	24			24
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	43			96
SwatchOn Inc
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	127			7
Gomi corporation Inc
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	2			0
COSES GT Co., Ltd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	15			0
GENINUS Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	43			0
Spark Biopharma Inc
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	33			0
IGGYMOB Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	14			0
KB Pre IPO Secondary Venture Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Loss Absorption Priority	1,671			1,671
KB-TS Technology Venture Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	616			3,696
KB-SJ Tourism Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	0			500
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	0			10,000
KB SPROTT Renewable Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	18,704			18,704
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	5,579			18,837
KB Social Impact Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	0			1,500
KB-UTC Inno-Tech Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	0			5,085
KB-Solidus Global Healthcare Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Loss Absorption Priority	4,500			0
Purchase Of Securities	2,120			2,120
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	16,608			24,300
All Together Korea Fund No.2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	0			990,000
KB-KTB Technology Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	22,400			0
KB-SOLIDUS Healthcare Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	88,200			0
KB Co-Investment Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	20,000			0
FineKB Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	16,625			25,000
Paramark KB Fund No 1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities	27,960
RMGP Bio-Pharma Investment Fund, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $		$ 5,169,932			$ 7,796,423
RMGP Bio-Pharma Investment, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $		12,615			17,132
KB-MDI Centauri Fund LP
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $		6,622,923			$ 13,537,500
Hibiscus Fund LP
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | RM			RM 33,333,333
RMG KB BP Management Ltd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $		616,170
RMG KB BioAccess Fund LP
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $		$ 29,702,324
Mantisco Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	29			0
IMBiologics Corp
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	18			0
SuperNGine Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	₩ 18			₩ 0